Taxation - Components of Tax Assets and Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets
Discounting of loss reserves and adjustment to life policy reserves	$ 49,029	$ 61,712
Foreign tax credit carryforwards	80,390	94,560
Tax loss carryforwards	35,708	28,663
Unearned premiums	25,518	23,319
Other deferred tax assets	24,012	49,545
Deferred tax assets before valuation allowance	214,657	257,799
Valuation allowance	(91,819)	(94,176)
Deferred tax assets	122,838	163,623
Deferred tax liabilities
Deferred acquisition costs	50,313	48,759
Goodwill and other intangibles	79,606	85,185
Equalization reserves	39,812	55,715
Unrealized appreciation and timing differences on investments	5,946	23,240
Unrealized appreciation and timing differences on foreign exchange revaluations	49,645	32,592
Other deferred tax liabilities	5,600	22,123
Deferred tax liabilities	230,922	267,614
Net deferred tax liabilities	(108,084)	(103,991)
Components Of Net Tax Assets And Liabilities [Abstract]
Net tax assets	194,170	102,596
Net tax liabilities	(166,113)	(218,652)
Net tax assets (liabilities)	28,057	(116,056)
Net Tax Liabilities By Type [Abstract]
Net current tax assets	145,831	11,773
Net deferred tax liabilities	(108,084)	(103,991)
Net unrecognized tax benefit	(9,690)	(23,838)
Net tax assets (liabilities)	$ 28,057	$ (116,056)